Goodwill - Schedule of Carrying Amount of Goodwill (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill		$ 36,624,140		$ 35,566,838
Beginning Balance, Accumulated impairment losses		(1,500,000)		(1,500,000)
Beginning Balance, Goodwill Total		35,124,140		34,066,838
Goodwill acquired during year		193,445,481		1,057,302
Impairment losses				0
Ending Balance, Goodwill		230,069,621		36,624,140
Ending Balance, Accumulated impairment losses		(36,624,140)		(1,500,000)
Ending Balance, Goodwill Total		193,445,481	$ 24,674,168	35,124,140
Ending Balance, Goodwill Total (in Dollars)		193,445,481		35,124,140
Asset management and professional consultancy services segment [Member] | Acquisition of Reitar Capital Partners Limited [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill		34,066,838		34,066,838
Beginning Balance, Accumulated impairment losses
Beginning Balance, Goodwill Total		34,066,838		34,066,838
Goodwill acquired during year
Impairment losses
Ending Balance, Goodwill		34,066,838		34,066,838
Ending Balance, Accumulated impairment losses		(34,066,838)
Ending Balance, Goodwill Total		0	0	34,066,838
Ending Balance, Goodwill Total (in Dollars)		0		34,066,838
Construction and engineering services segment [Member] | Acquisition of Alvin Design [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill	[1]	1,500,000		1,500,000
Beginning Balance, Accumulated impairment losses	[1]	(1,500,000)		(1,500,000)
Beginning Balance, Goodwill Total	[1]
Goodwill acquired during year	[1]
Impairment losses	[1]
Ending Balance, Goodwill	[1]	1,500,000		1,500,000
Ending Balance, Accumulated impairment losses	[1]	(1,500,000)		(1,500,000)
Ending Balance, Goodwill Total	[1]
Ending Balance, Goodwill Total (in Dollars)	[1]
Asset management and professional consultancy services segment [Member] | Acquisition of WLN [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill	[2]	1,057,302
Beginning Balance, Accumulated impairment losses	[2]
Beginning Balance, Goodwill Total	[2]	1,057,302
Goodwill acquired during year	[2]			1,057,302
Impairment losses	[2]
Ending Balance, Goodwill	[2]	1,057,302		1,057,302
Ending Balance, Accumulated impairment losses	[2]
Ending Balance, Goodwill Total	[2]	0	0	1,057,302
Ending Balance, Goodwill Total (in Dollars)	[2]	0		1,057,302
Design, supply and installation of storage racking system segment [Member] | Acquisition of Jingxing [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill	[3]
Beginning Balance, Accumulated impairment losses	[3]
Beginning Balance, Goodwill Total	[3]
Goodwill acquired during year	[3]	193,445,481
Impairment losses	[3]
Ending Balance, Goodwill	[3]	193,445,481
Ending Balance, Accumulated impairment losses	[3]
Ending Balance, Goodwill Total	[3]	193,445,481	$ 24,674,168
Ending Balance, Goodwill Total (in Dollars)	[3]	$ 193,445,481

[1]

(ii) Goodwill arising from acquisition of Alvin Design

As of March 31, 2024, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company believes that the operation of Alvin Design is in an early stage and it is uncertain whether it will generate economic benefit in the foreseeable future. As such, the Company recognizes goodwill impairment of HK$1,500,000 during the year ended March 31, 2024.

As of March 31, 2025 and 2026, no goodwill impairment test deemed necessary as the goodwill has been fully impaired and subsequent reversal of a previously recognized impairment loss of goodwill is prohibited in accordance with ASC 350.

[2]

(iii) Goodwill arising from acquisition of WLN

On November 15, 2024, the Company acquired WLN, a limited liability company incorporated in Hong Kong at a consideration of HK$1,062,402 (US$136,557). WLN is a dormant company at the date of acquisition and it secures a logistic contract with Hong Kong Government on provision of lorries services. A goodwill of HK$1,057,302 (US$135,902) was recorded at the date of acquisition

As of March 31, 2025, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company believes that the operation of WLN will generate economic benefit in the foreseeable future based on the logistic contract with Hong Kong Government.

As of March 31, 2026, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. As a result of the impairment assessment, the Company concluded that the fair value of the reporting unit below its carrying value, and therefore the Company recognizes goodwill impairment of HK$1,057,302 (US$134,860) during the year ended March 31, 2026.

[3]

(iv) Goodwill arising from acquisition of Jingxing Holdings

On May 30, 2025, the Company acquired 100% equity interest of Jingxing Holding Limited, a limited liability company incorporated in the British Virgin Islands at a consideration of HK$217,000,000 (US$27,678,571), whose primary business is engaging in the design, supply and installation of storage racking system in Hong Kong. This Business Combination gave rise to the Company recognizing HK$193,445,481 (US$24,674,168) in goodwill as the difference between the purchase price and the net liabilities as of the acquisition date of Jingxing Holding Limited.

As of March 31, 2026, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company believes that the operation of Jingxing Holdings will generate economic benefit in the foreseeable future based on the historical data and current market conditions. As such, the Company consider no impairment loss is required on March 31, 2026.